Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2023
Interest and Finance Costs [Abstract]
Interest and Finance Costs

The amounts in the consolidated statements of comprehensive income are analyzed as follows:

Interest and Finance Costs	Year Ended December 31,
	2021	2022	2023
Interest on debt (including $-, $207 and $- respectively, to related party)	7,342	11,895	18,142
Bank charges	20	132	120
Amortization and write-off of financing fees	840	2,522	1,190
Amortization of debt discount relating to Vessel fair value participation liability (Note 7)	-	-	3,537
Total	8,202	14,549	22,989
Less interest capitalized	(1,204)	(184)	-
Total	6,998	14,365	22,989